Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases

(11)Leases

The Company enters into operating leases primarily for standalone homes, luxury condos and hotel rooms. The Company determines if an arrangement is a lease, or contains a lease, including embedded leases, at inception and records the leases in the Company’s financial statements upon later of ASC 842 adoption date of January 1, 2022, or lease commencement, which is the date when the underlying asset is made available for use by the lessor. Active leases have initial terms ranging from 3 to 20 years, and generally contain extension options at the approval of both parties. We have generally not included these renewal periods in the lease term as it is not reasonably certain that we will exercise the renewal option. Lease expense for operating lease payments is recognized on a straight-line basis over the lease term. Variable lease expense includes expenses incurred as a result of the lease agreement which are not considered known expenses at lease inception and are recognized as incurred. Variable expenses can include, but are not limited to, revenue shares, owner buyback adjustments and usage-based agreements. Operating lease expense and variable lease expense are included in cost of revenue on the consolidated statement of operations.

	Year Ended December 31,
	2020	2021	2022

	(in thousands)
Operating lease expense	$53,507	$62,772	$82,901
Variable lease expense	2,062	3,797	1,555

As of December 31, 2022, the maturities of the Company’s operating lease liabilities (excluding short-term leases) were as follows:

Operating leases
(in thousands)
Year ending December 31, 2023	$87,822
Year ending December 31, 2024	62,361
Year ending December 31, 2025	49,777
Year ending December 31, 2026	41,455
Year ending December 31, 2027	27,901
Thereafter	64,274
Total minimum lease payments	333,590
Less: interest expense	(51,132)
Present value of lease obligations	282,458
Less: current lease obligations	(74,299)
Long-term lease obligations	$208,159

Under legacy lease accounting (ASC 840), future minimum lease payments under non-cancellable leases as of December 31, 2021 were as follows:

Years ending December 31,	Amount
(in thousands)
2022	$69,329
2023	58,744
2024	37,850
2025	28,203
2026	20,345
Thereafter	25,716
Total	$240,187

The following table presents additional information about our lease obligations as of December 31, 2022:

As of December 31, 2022
Weighted-average remaining lease term (in years):
Operating leases	5.6

Weighted-average discount rate:
Operating leases	5.13%